Note 8 - Derivatives: Convertible Debt (Tables)	3 Months Ended
Mar. 31, 2015
Tables/Schedules
Convertible Debt

Description	Convertible Notes
Fair Value of derivative liability at December 31, 2013	$—
Discount due to issuance of subordinated convertible debenture	11,006
Change in Fair Value	(1,838)
Fair Value of derivative liability at December 31, 2014	$9,168
Discounts due to valuation of newly issued convertible debentures	235,166
Change in Fair Value	(25,508)
Fair Value of derivative liabilities at March 31, 2015	$218,826